THE SARATOGA ADVANTAGE TRUST

Large Capitalization Growth Portfolio	(Ticker: SLCGX)

Supplement dated July 1, 2026 to the Class I Shares Prospectus dated

December 29, 2025 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO” beginning on page 52 of the Prospectus. The sub-section “Adviser” beginning on page 55 of the Prospectus is deleted in its entirety and replaced with the following:

Adviser: Smith Group Asset Management, LLC (“SGAM” or the “Adviser”) or its predecessor has served as the Adviser to the Portfolio since December 29, 2015. John D. Brim, CFA, President and Chief Investment Officer and Christopher M. Zogg, CFA, Director of US Equities and Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP. Mr. Zogg joined the Adviser in November 1997, and prior to that he was an Independent Computer Consultant, specializing in network design and systems integration.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Large Capitalization Growth Portfolio	(Ticker: SLGYX)

Supplement dated July 1, 2026 to the Class A Shares Prospectus dated

December 29, 2025 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO” beginning on page 52 of the Prospectus. The sub-section “Adviser” beginning on page 55 of the Prospectus is deleted in its entirety and replaced with the following:

Adviser: Smith Group Asset Management, LLC (“SGAM” or the “Adviser”) or its predecessor has served as the Adviser to the Portfolio since December 29, 2015. John D. Brim, CFA, President and Chief Investment Officer and Christopher M. Zogg, CFA, Director of US Equities and Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP. Mr. Zogg joined the Adviser in November 1997, and prior to that he was an Independent Computer Consultant, specializing in network design and systems integration.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

Large Capitalization Growth Portfolio	(Ticker: SLGCX)

Supplement dated July 1, 2026 to the Class C Shares Prospectus dated

December 29, 2025 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “PORTFOLIO SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO” beginning on page 52 of the Prospectus. The sub-section “Adviser” beginning on page 55 of the Prospectus is deleted in its entirety and replaced with the following:

Adviser: Smith Group Asset Management, LLC (“SGAM” or the “Adviser”) or its predecessor has served as the Adviser to the Portfolio since December 29, 2015. John D. Brim, CFA, President and Chief Investment Officer and Christopher M. Zogg, CFA, Director of US Equities and Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP. Mr. Zogg joined the Adviser in November 1997, and prior to that he was an Independent Computer Consultant, specializing in network design and systems integration.

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

	Class A	Class I	Class C
Large Capitalization Growth Portfolio	SLGYX	SLCGX	SLGCX

Supplement dated July 1, 2026 to the Statement of Additional Information dated

December 29, 2025 of the Saratoga Advantage Trust (the “SAI”)

All references to Stephen S. Smith, CFA, in the SAI are deleted in their entirety.

This Supplement updates and supersedes any contrary information contained in the SAI.

Please retain this supplement for future reference.